John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

October 7, 2011 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of PFS Funds (the “Trust”)(File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Christopher Weil & Company Core Investment Fund and Christopher Weil & Company Global Dividend Fund (the “Funds”).

     The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding the Funds to the Trust as new series.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

                                                                /s/ John H. Lively

                                                                On behalf of The Law Offices of John H. Lively & Associates, Inc.